Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Profit for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	$ 11,343	$ 53,063	$ 7,303	$ (117,455)	$ (751)
Weighted average number of ordinary shares for basic earnings per share	197,314,600	197,971,371	197,971,371	183,521,938	176,584,343
Weighted average number of ordinary shares for diluted earnings per share	197,314,600	197,971,371	197,971,371	183,521,938	176,584,343
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, basic US$	$ 0.06	$ 0.27	$ 0.04	$ (0.64)	$ 0.00
Earnings attributable to ordinary equity holders of the parent, diluted US$	$ 0.06	$ 0.27	$ 0.04	$ (0.64)	$ 0.00